Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 30,919	₨ 26,444
Bank overdraft, short-term loans and borrowings	12,723	7,390
Derivative financial instruments	468	137
Other liabilities and provisions	30,575	26,210
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	30,919	26,444
Bank overdraft, short-term loans and borrowings	12,723	7,390
Derivative financial instruments	468	137
Other liabilities and provisions	29,747	25,394
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 828	₨ 816